Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 6,445	$ 4,729	$ 4,426
Deposits and collateral provided in connection with litigation, regulatory and similar matters	1,969	1,349	1,379
Prepaid expenses	1,420	1,062	1,062
Current tax assets	1,832	250	184
VAT, withholding tax and other tax receivables	965	715	561
Properties and other non-current assets held for sale	151	99	105
Other	2,334	707	660
Total other non-financial assets	$ 15,117	$ 8,911	$ 8,377